Summary Of Significant Accounting Policies (Number Of Shares Used In Calculation Of Earnings Per Share) (Details) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies [Abstract]
Weighted Average Shares Outstanding - Basic	26,588	26,450	26,216
Dilutive Options and Performance-Accelerated Restricted Stock	315	288	344
Shares - Diluted	26,903	26,738	26,560